The Company, basis of presentation and significant accounting policies - Foreign currency translation (Details) - $ / €	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign Currency Translation
Spot exchange rate	0.85106	0.96256
Average exchange rate	0.88499	0.92386	0.92484